Financial instruments- Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 132,129	$ (7,922)
Notional amount	2,119,159	1,440,554
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Fair value	23,584	(4,639)
Notional amount	577,390	492,044
Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(1,157)	1,607
Notional amount	697,840	208,163
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	109,702	(4,890)
Notional amount	843,929	740,347
Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(1,157)	1,607
Notional amount	697,840	208,163
Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	93,362	11,397
Notional amount	689,671	605,686
Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	16,340	(16,287)
Notional amount	154,258	134,661
Less than one year
Disclosure Of Hedge Accounting [Line Items]
Notional amount	1,716,558	201,511
Less than one year | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	577,390	58,247
Less than one year | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	697,840	46,120
Less than one year | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	441,328	97,144
Less than one year | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	697,840	46,120
Less than one year | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	369,655	46,436
Less than one year | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	71,673	50,708
Year 2
Disclosure Of Hedge Accounting [Line Items]
Notional amount	229,689	939,769
Year 2 | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount		433,797
Year 2 | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		162,043
Year 2 | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	229,689	343,929
Year 2 | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		162,043
Year 2 | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	229,689	259,976
Year 2 | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		83,953
Year 3
Disclosure Of Hedge Accounting [Line Items]
Notional amount	172,912	223,700
Year 3 | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	172,912	223,700
Year 3 | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	90,327	223,700
Year 3 | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 82,585
Year 4
Disclosure Of Hedge Accounting [Line Items]
Notional amount		75,574
Year 4 | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		75,574
Year 4 | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		$ 75,574